Operating segments - Major customers (Details) - customer	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments
Number of customers exceeding ten percent of revenue	1	0
Major customer One | PS
Disclosure of operating segments
Percentage of entity's revenue	12.30%